Income Taxes, additional income tax expense disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 9.1
Net accrued interest and penalties, total	15.0	18.2
Accrued interest and penalties related to unrecognized income tax benefits	$ (2.5)	$ 1.8	$ 2.9
Federal
Income Tax Disclosure
Open tax years by major tax jurisdiction	TDS and its subsidiaries file federal and state income tax returns. TDS remains subject to federal income tax audits for the tax years after 2007
State
Income Tax Disclosure
Open tax years by major tax jurisdiction	With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007